Segment Information and Revenue from Significant Customers	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Information and Revenue from Significant Customers

Note 22 — Segment Information and Revenue from Significant Customers

The Company manages its operations as one operating segment, providing software products and services primarily for the communications, and media industry service providers. The Company’s Chief Operating Decision Maker (“CODM”) is the Company’s Chief Executive Officer. The CODM evaluates the operating results of the Company on a consolidated net income basis. Refer to the consolidated statements of income. The financial information is used by the CODM for purposes of making operating decisions, allocating resources and assessing performance. The Company’s significant segment expenses, which are the expenses included in the operating income, and other segment items, which includes interest and other expense, net and income taxes, are included in the consolidated statements of income. Segment assets provided to the CODM include accounts receivable billed, current and non-current accounts receivable unbilled and current and non-current deferred revenue.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2025 (*)	2024	2023
Revenue
North America (mainly United States)	$2,983,553	$3,325,967	$3,306,988
Europe	705,107	726,226	703,141
Rest of the world	844,253	952,796	877,421
Total	$4,532,913	$5,004,989	$4,887,550

	As of September 30,
	2025	2024
Long-lived Assets(1)
Europe	$96,544	$104,153
North America	58,807	72,362
Rest of the world:
Israel	524,584	508,328
India	79,910	59,589
Others	8,712	11,169
Total	$768,557	$755,601

(1)
Property and equipment, net.

Revenue by nature of activities

	Year Ended September 30,
	2025 (*)	2024	2023
Managed services arrangements	$2,995,763	$2,904,924	$2,856,621
Others	1,537,150	2,100,065	2,030,929
Total	$4,532,913	$5,004,989	$4,887,550

Revenue from Significant Customers

The following table summarizes the percentage of revenue from significant customer groups which accounted for at least ten percent of its total revenue in each of fiscal years 2025, 2024 and 2023.

	Year Ended September 30,
	2025	2024	2023
Revenue
Customer 1 (*)	25.9%	24.5%	23.8%
Customer 2 (*)	19.9%	22.6%	23.1%

*During the first quarter of fiscal year 2025, the Company phased out several low-margin, non-core business activities, which were included in fiscal year 2024, for more details see ‘Item 5. Operating and Financial Review and Prospects’. Excluding the phase out, the percentage of revenue of customer 1 and customer 2 for fiscal year 2025 remained roughly stable as compared to fiscal year 2024.